Eaton Vance
Large-Cap Value Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	164,124	$ 10,691,037
Huntington Ingalls Industries, Inc.	144,341	29,529,282
		$ 40,220,319
Banks — 4.4%
M&T Bank Corp.	106,604	$ 13,480,076
Wells Fargo & Co.	1,213,065	49,565,836
		$ 63,045,912
Beverages — 3.3%
Constellation Brands, Inc., Class A	190,864	$ 47,969,849
		$ 47,969,849
Biotechnology — 3.8%
AbbVie, Inc.	97,788	$ 14,576,279
Neurocrine Biosciences, Inc.(1)	197,952	22,269,600
Vertex Pharmaceuticals, Inc.(1)	53,211	18,503,593
		$ 55,349,472
Building Products — 2.2%
Johnson Controls International PLC	587,138	$ 31,241,613
		$ 31,241,613
Capital Markets — 5.2%
Cboe Global Markets, Inc.	112,341	$ 17,548,788
Charles Schwab Corp. (The)	783,170	42,996,033
Interactive Brokers Group, Inc., Class A	165,213	14,300,837
		$ 74,845,658
Chemicals — 3.6%
FMC Corp.	267,350	$ 17,904,430
Linde PLC	92,212	34,335,138
		$ 52,239,568
Commercial Services & Supplies — 0.8%
Copart, Inc.(1)	258,638	$ 11,144,711
		$ 11,144,711
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	465,853	$ 33,247,928
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc.(1)	65,902	$ 7,015,268
		$ 40,263,196
Containers & Packaging — 1.3%
Ball Corp.	367,680	$ 18,303,110
		$ 18,303,110
Electric Utilities — 3.1%
Edison International	205,735	$ 13,020,968
NextEra Energy, Inc.	559,987	32,081,655
		$ 45,102,623
Energy Equipment & Services — 0.9%
Halliburton Co.	310,618	$ 12,580,029
		$ 12,580,029
Entertainment — 2.3%
TKO Group Holdings, Inc.	152,966	$ 12,858,322
Walt Disney Co. (The)(1)	259,519	21,034,015
		$ 33,892,337
Financial Services — 1.8%
Fiserv, Inc.(1)	235,002	$ 26,545,826
		$ 26,545,826
Food Products — 2.0%
Hershey Co. (The)	145,670	$ 29,145,654
		$ 29,145,654
Ground Transportation — 1.8%
CSX Corp.	844,860	$ 25,979,445
		$ 25,979,445
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(1)	566,536	$ 29,913,101
Zimmer Biomet Holdings, Inc.	133,326	14,961,844
		$ 44,874,945
Health Care Providers & Services — 3.5%
Humana, Inc.	58,322	$ 28,374,820
McKesson Corp.	49,524	21,535,511
		$ 49,910,331

Eaton Vance
Large-Cap Value Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	633,878	$ 11,638,000
		$ 11,638,000
Hotels, Restaurants & Leisure — 1.4%
Papa John's International, Inc.	293,438	$ 20,018,340
		$ 20,018,340
Industrial REITs — 1.1%
First Industrial Realty Trust, Inc.	319,864	$ 15,222,328
		$ 15,222,328
Insurance — 6.2%
American International Group, Inc.	768,770	$ 46,587,462
Arch Capital Group, Ltd.(1)	126,713	10,100,293
Reinsurance Group of America, Inc.	222,927	32,366,771
		$ 89,054,526
Interactive Media & Services — 2.0%
Alphabet, Inc., Class A(1)	218,044	$ 28,533,238
		$ 28,533,238
IT Services — 1.1%
Accenture PLC, Class A	50,178	$ 15,410,166
		$ 15,410,166
Leisure Products — 1.5%
Hasbro, Inc.	334,010	$ 22,091,421
		$ 22,091,421
Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific, Inc.	70,301	$ 35,584,257
		$ 35,584,257
Machinery — 4.0%
PACCAR, Inc.	255,228	$ 21,699,485
Toro Co. (The)	78,615	6,532,906
Westinghouse Air Brake Technologies Corp.	277,565	29,496,833
		$ 57,729,224
Metals & Mining — 0.8%
Alcoa Corp.	389,249	$ 11,311,576
		$ 11,311,576
Multi-Utilities — 2.6%
CMS Energy Corp.	412,551	$ 21,910,584
Security	Shares	Value
Multi-Utilities (continued)
Sempra	224,330	$ 15,261,170
		$ 37,171,754
Office REITs — 0.5%
Cousins Properties, Inc.	343,805	$ 7,003,308
		$ 7,003,308
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	292,074	$ 49,249,518
ConocoPhillips	382,932	45,875,253
EOG Resources, Inc.	127,989	16,223,886
		$ 111,348,657
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	708,110	$ 41,098,704
Sanofi	291,219	31,269,713
Zoetis, Inc.	185,792	32,324,092
		$ 104,692,509
Professional Services — 1.2%
Robert Half, Inc.	230,033	$ 16,856,818
		$ 16,856,818
Residential REITs — 3.6%
Invitation Homes, Inc.	793,258	$ 25,138,346
Mid-America Apartment Communities, Inc.	211,998	27,273,543
		$ 52,411,889
Semiconductors & Semiconductor Equipment — 4.6%
Micron Technology, Inc.	603,068	$ 41,026,716
Texas Instruments, Inc.	160,026	25,445,734
		$ 66,472,450
Specialty Retail — 0.6%
Lithia Motors, Inc.	30,229	$ 8,927,531
		$ 8,927,531
Technology Hardware, Storage & Peripherals — 0.7%
Logitech International S.A.(2)	148,317	$ 10,224,974
		$ 10,224,974
Total Common Stocks (identified cost $1,277,416,115)		$1,424,357,564

Eaton Vance
Large-Cap Value Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	10,392,890	$ 10,392,890
Total Affiliated Fund (identified cost $10,392,890)		$ 10,392,890

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(4)	9,148,968	$ 9,148,968
Total Securities Lending Collateral (identified cost $9,148,968)		$ 9,148,968
Total Short-Term Investments (identified cost $19,541,858)		$ 19,541,858
Total Investments — 100.3% (identified cost $1,296,957,973)		$1,443,899,422
Other Assets, Less Liabilities — (0.3)%		$ (3,747,258)
Net Assets — 100.0%		$1,440,152,164

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $9,042,722 and the total market value of the collateral received by the Fund was $9,148,968, comprised of cash.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,392,890, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,269,921	$235,063,545	$(236,940,576)	$ —	$ —	$10,392,890	$423,063	10,392,890
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Large-Cap Value Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 62,425,575	$ —	$ —	$ 62,425,575
Consumer Discretionary	51,037,292	—	—	51,037,292
Consumer Staples	117,378,699	—	—	117,378,699
Energy	123,928,686	—	—	123,928,686
Financials	253,491,922	—	—	253,491,922
Health Care	259,141,801	31,269,713	—	290,411,514
Industrials	183,172,130	—	—	183,172,130
Information Technology	92,107,590	—	—	92,107,590
Materials	81,854,254	—	—	81,854,254
Real Estate	86,275,525	—	—	86,275,525
Utilities	82,274,377	—	—	82,274,377
Total Common Stocks	$1,393,087,851	$31,269,713*	$ —	$1,424,357,564
Short-Term Investments:
Affiliated Fund	$ 10,392,890	$ —	$ —	$ 10,392,890
Securities Lending Collateral	9,148,968	—	—	9,148,968
Total Investments	$1,412,629,709	$31,269,713	$ —	$1,443,899,422
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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